Disclosures About Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Assets and Liabilities [Abstract]
Disclosures About Fair Value of Assets and Liabilities

Note 22:	Disclosures About Fair Value of Assets and Liabilities

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies, inputs used for assets measured at fair value on a recurring basis, recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-Sale Securities

The fair value of available-for-sale securities are determined by various valuation methodologies.  Level 1 securities include money market mutual funds.  Level 1 inputs include quoted prices in an active market.  Level 2 securities include U.S. government agencies, mortgage-backed securities and obligations of political and state subdivisions.  Level 2 inputs do not include quoted prices for individual securities in active markets; however, they do include inputs that are either directly or indirectly observable for the individual security being valued.  Such observable inputs include interest rates and yield curves at commonly quoted intervals, volatilities, prepayment speeds, credit risks and default rates.  Also included are inputs derived principally from or corroborated by observable market data by correlation or other means.

Interest Rate Contracts

The fair values of interest rate contracts are based upon the estimated amount the Company would receive or pay to terminate the contracts or agreements, taking into account underlying interest rates, creditworthiness of underlying customers for credit derivatives and, when appropriate, the creditworthiness of the counterparties.
 The following table presents the fair value measurements of securities measured at fair value on a recurring basis and the level within ASC 820 fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

Fair Value Measurements Using:

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$14,511	$-	$14,511	$-
Mortgage-backed securities	63,764	-	63,764	-
State and political subdivisions	18,249	-	18,249	-
Money Market Mutual Fund	2,155	2,155	-	-
Equity securities	23	-	23	-
Interest rate contracts	254		254

Fair Value Measurements Using:

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$25,424	$-	$25,424	$-
Mortgage-backed securities	67,699	-	67,699	-
State and political subdivisions	16,792	-	16,792	-
Money Market Mutual Fund	2,040	2,040	-	-
Equity securities	23	-	23	-

Level 1 - Quoted Pricesin Active Marketsfor Identical Assets
Level 2 - Significant Other Observable Inputs
Level 3 - Significant Unobservable Inputs

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a non recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable the Company will not collect all principal and interest due according to contractual terms are measured for impairment.  If the impaired loan is collateral dependent, then the fair value method of measuring the amount of impairment is utilized.  This method requires obtaining an independent appraisal of the collateral and applying a discount factor to the value based on the Company’s loan review policy.  All impaired loans held by the Company were collateral dependent at December 31, 2012 and 2011.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active, open market with readily observable prices. Accordingly, fair value is estimated using discounted cash flow models associated with the servicing rights and discounting the cash flows using discount market rates. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees, miscellaneous income and float; marginal costs of servicing; the cost of carry of advances; and foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Foreclosed Assets Held For Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Management has determined fair value measurements on other real estate owned primarily through evaluations of appraisals performed, and current and past offers for the other real estate under evaluation.

Software

The Company reviews the carrying value of software for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

The following table presents the fair value measurements of assets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2012 and 2011:

Fair Value Measurements Using:

($ in thousands) Description	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,227	$-	$-	$2,227
Mortgage Servicing Rights	3,755	-	-	3,755
Foreclosed Assets	950	-	-	950

Fair Value Measurements Using:

($ in thousands) Description	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$5,575	$-	$-	$5,575
Mortgage Servicing Rights	2,820	-	-	2,820
Foreclosed Assets	877	-	-	877
Impaired Software	159			159

Level 1 - Quoted Pricesin Active Marketsfor Identical Assets
Level 2 - Significant Other Observable Inputs
Level 3 - Significant Unobservable Inputs

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

($ in thousands)	Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Collateral-dependent impaired loans	$2,227	Market comparable properties	Comparability adjustments (%)	Not available
Foreclosed asset	950	Market comparable properties	Marketability discount	10.0%
Mortgage servicing rights	3,755	Discounted cash flow	Discount Rate	8.50%
			Constant prepayment rate	15.60%
			P&I earnings credit	0.21%
			T&I earnings credit	0.81%
			Inflation for cost of servicing	1.50%

The mortgage servicing rights portfolio is measured for fair value by an independent third party.  The valuation of the portfolio hinges on a number of quantitative factors.  These factors include, but are not limited to, a discount rate applied to the cash flows, and an assumption of future principle prepayments. The prepayment assumptions are based upon the historical performance of the Company’s portfolio as well as market metrics.  There were no changes in the inputs or methodologies used to determine fair value at December 31, 2012 as compared to December 31, 2011.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value.

Cash and Cash Equivalents and Federal Reserve and Federal Home Loan Bank Stock and Accrued Interest Payable and Receivable

The carrying amount approximates the fair value.

Loans

The estimated fair value for loans receivable, net, is based on estimates of the rate State Bank would charge for similar loans at December 31, 2012 and 2011, applied for the time period until the loans are assumed to re-price or be paid.

Loans Held for Sale

The fair value of loans held for sale is based upon quoted market prices, where available, or is determined by discounting estimated cash flows using interest rates approximating the Company’s current origination rates for similar loans and adjusted to reflect the inherent credit risk.

Deposits, Short-term borrowings, Notes Payable & Federal Home Loan Bank Advances

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates the fair value. The estimated fair value for fixed-maturity time deposits, as well as borrowings, is based on estimates of the rate State Bank could pay on similar instruments with similar terms and maturities at December 31, 2012 and 2011.

Loan Commitments

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  The estimated fair value for other financial instruments and off-balance-sheet loan commitments approximate cost at December 31, 2012 and 2011 are not considered significant to this presentation.

Trust Preferred Securities

The fair value for Trust Preferred Securities is estimated by discounting the cash flows using an appropriate discount rate.

The following table presents estimated fair values of the Company’s financial instruments.  The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties.  Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.  Because no market exists for certain of these financial instruments, and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

December 31, 2012	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$19,144	$19,144	$-	$-
Loans held for sale	6,147	-	6,350	-
Loans, net of allowance for loan losses	456,578	-	-	462,773
Federal Reserve and FHLB Bank stock, at cost	3,748	-	3,748	-
Accrued interest receivable	1,235	-	1,235	-

Financial liabilities
Deposits	$527,001	$-	$530,097	$-
Short-term borrowings	10,333	-	10,333	-
Notes payable	1,702	-	1,731	-
FHLB advances	21,000	-	21,274	-
Trust preferred securities	20,620	-	7,353	-
Accrued interest payable	138	-	138	-

December 31, 2011	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$14,846	$14,846	$-	$-
Loans held for sale	5,238	-	5,334	-
Loans, net of allowance for loan losses	436,025	-	-	443,727
Federal Reserve and FHLB Bank stock, at cost	3,685	-	3,685	-
Interest receivable	1,635	-	1,635	-

Financial liabilities
Deposits	$518,765	$-	$521,654	$-
Short-term borrowings	18,779	-	18,903	-
Notes payable	2,788	-	2,815	-
FHLB advances	12,776	-	13,149	-
Trust preferred securities	20,620	-	8,320	-
Accrued interest payable	2,954	-	2,954	-